Debt	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Debt [Abstract]
DEBT

NOTE 7 – DEBT

Revolving Line of Credit

On March 14, 2024, the Company entered into a revolving line of credit agreement with East West Bank for a principal amount of up to $2,000,000. The line of credit was terminated in December 2025. The loan was secured by an assignment of a deposit account held by Collab CA’s former member, YRQ Irrevocable Trust. The loan had a variable interest rate based on the interest rate of the collateral’s certificate of deposit plus 1.5%. The rate was 5.905%, per annum.

During the year ended September 30, 2025, the Company borrowed an aggregate of $1,300,000, which was used to provide a loan to a third party (see Note 4). On February 4, 2025, the Company paid off the line of credit with the funds from the collection of the Company’s due from related parties and receivables. As a result, the line of credit was closed prior to its contractual maturity date, and no amounts were outstanding or available under the facility as of December 31, 2025.

Future Equity Obligations

In April 2023, the Company entered into a SAFE agreement for proceeds of $25,000. The SAFE has a valuation cap of $50,000,000 and a discount of 25%, which will be applied to the valuation of the Company at the time of the triggering event in order to calculate the price per share for the investor.

The SAFE will convert into equity upon the occurrence of a future qualified financing round of at least $10,000,000 or another triggering event, including the event of a merger, acquisition or initial public offering (“IPO”).

As of December 31, 2025 and September 30, 2025, the fair value of SAFEs was $25,000 and $25,000, respectively. See Note 5 for fair value disclosures.

NOTE 7 – DEBT

Revolving Line of Credit

On March 14, 2024, the Company entered into a revolving line of credit agreement with East West Bank for a principal amount of up to $2,000,000. The loan matured on March 14, 2026, was secured by an assignment of a deposit account held by Collab CA’s former member, YRQ Irrevocable Trust, and was intended exclusively for business operations. The loan had a variable interest rate based on the interest rate of the collateral’s certificate of deposit plus 1.5%. The initial rate was set at 5.905%. The loan required monthly interest payments, and full repayment of principal and accrued interest due at maturity.

During the year ended September 30, 2025, the Company borrowed an aggregate of $1,300,000, which was used to provide a loan to a third party (see Note 4). On February 4, 2025, the Company paid off the line of credit with the funds from the collection of the Company’s due from related parties and receivables. As a result, the line of credit was closed prior to its contractual maturity date, and no amounts were outstanding or available under the facility as of September 30, 2025.

Future Equity Obligations

In April 2023, the Company entered into a SAFE agreement for proceeds of $25,000. The SAFE has a valuation cap of $50,000,000 and a discount of 25%, which will be applied to the valuation of the Company at the time of the triggering event in order to calculate the price per share for the investor.

The SAFE will convert into equity upon the occurrence of a future qualified financing round of at least $10,000,000 or another triggering event, including the event of a merger, acquisition or initial public offering (“IPO”).

As of September 30, 2025 and 2024, the fair value of SAFEs was $25,000 and $25,000, respectively. See Note 5 for fair value disclosures.